LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$6	$5	$5
Incentive distribution	94	80	65
	100	85	70
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	237	250
BEPC exchangeable shares held by
Brookfield	58	53	42
External shareholders	162	156	74
Total BEPC exchangeable shares	220	209	116
	$570	$531	$436
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021
Brookfield	$88	$84
External LP unitholders	267	251
	$355	$335